Financial risk management (Tables)	12 Months Ended
Mar. 31, 2021
Financial Instruments [Abstract]
Disclosure of treasury credit risk	As at 31 March 2021, the following limits were in place for investments and derivative financial instruments held with banks and financial institutions:

	Maximum limit £m	Long-term limit £m
Triple ‘A’ G7 sovereign entities (AAA)	2,259	1,129
Triple ‘A’ vehicles (AAA)	500	—
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)	1,232	616
Double ‘A+’ G7 sovereign entities (AA+)	2,054	1,027
Double ‘A’ range institutions (AA)	822 to 1,027	411 to 513
Single ‘A’ range institutions (A)	288 to 411	144 to 205

Disclosure of offsetting of financial assets and financial liabilities

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2021	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	942	—	942	(234)	(561)	147
Commodity contract derivatives	57	—	57	(8)	—	49
	999	—	999	(242)	(561)	196
Liabilities
Financing derivatives	(767)	—	(767)	234	467	(66)
Commodity contract derivatives	(132)	—	(132)	8	4	(120)
	(899)	—	(899)	242	471	(186)

	100	—	100	—	(90)	10

				Related amounts available to be offset but not offset in statement of financial position
At 31 March 2020	Gross carrying amounts £m	Gross amounts offset £m	Net amount presented in statement of financial position £m	Financial instruments £m	Cash collateral received/ pledged £m	Net amount £m
Assets
Financing derivatives	1,267	—	1,267	(351)	(694)	222
Commodity contract derivatives	75	—	75	(5)	(3)	67
	1,342	—	1,342	(356)	(697)	289
Liabilities
Financing derivatives	(1,134)	—	(1,134)	351	646	(137)
Commodity contract derivatives	(200)	—	(200)	5	8	(187)
	(1,334)	—	(1,334)	356	654	(324)

	8	—	8	—	(43)	(35)

Disclosure of maturity analysis for financial liabilities and derivatives
The following is a payment profile of our financial liabilities and derivatives:

At 31 March 2021	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,350)	(1,690)	(806)	(25,562)	(31,408)
Interest payments on borrowings¹	(810)	(755)	(731)	(12,018)	(14,314)
Lease liabilities	(118)	(108)	(90)	(599)	(915)
Other non-interest-bearing liabilities	(3,207)	(350)	—	—	(3,557)
Contingent consideration	(40)	(24)	—	—	(64)
Derivative financial liabilities
Financing derivatives – receipts²	3,773	749	451	4,326	9,299
Financing derivatives – payments²	(3,899)	(877)	(533)	(5,153)	(10,462)
Commodity contract derivatives – receipts²	12	—	—	—	12
Commodity contract derivatives – payments²	(83)	(23)	(14)	(12)	(132)
Derivative financial assets
Financing derivatives – receipts²	2,162	926	833	1,789	5,710
Financing derivatives – payments²	(1,700)	(834)	(780)	(1,536)	(4,850)
Commodity contract derivatives – receipts²	21	4	1	1	27
Commodity contract derivatives – payments²	(21)	(4)	(2)	—	(27)
	(7,260)	(2,986)	(1,671)	(38,764)	(50,681)

At 31 March 2020	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	More than 3 years £m	Total £m
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,672)	(2,150)	(1,611)	(22,214)	(29,647)
Interest payments on borrowings¹	(765)	(750)	(714)	(12,002)	(14,231)
Lease liabilities	(132)	(114)	(99)	(629)	(974)
Other non-interest-bearing liabilities	(3,149)	(318)	—	—	(3,467)
Contingent consideration	(32)	(16)	(32)	(16)	(96)
Derivative financial liabilities
Financing derivatives – receipts²	2,249	986	1,208	3,510	7,953
Financing derivatives – payments²	(2,582)	(1,136)	(1,463)	(4,067)	(9,248)
Commodity contract derivatives – receipts²	4	2	—	—	6
Commodity contract derivatives – payments²	(116)	(50)	(24)	(12)	(202)
Derivative financial assets
Financing derivatives – receipts²	2,469	1,063	570	1,775	5,877
Financing derivatives – payments²	(2,271)	(527)	(375)	(1,478)	(4,651)
Commodity contract derivatives – receipts²	20	1	1	—	22
Commodity contract derivatives – payments²	(21)	—	—	—	(21)
	(7,998)	(3,009)	(2,539)	(35,133)	(48,679)
1.    The interest on borrowings is calculated based on borrowings held at 31 March without taking account of future issues. Floating rate interest is estimated using a forward interest rate curve as at 31 March. Payments are included on the basis of the earliest date on which the Company can be required to settle.
2.    The receipts and payments line items for derivatives comprise gross undiscounted future cash flows, after considering any contractual netting that applies within individual contracts. Where cash receipts and payments within a derivative contract are settled net, and the amount to be received/(paid) exceeds the amount to be paid/(received), the net amount is presented within derivative receipts/(payments).

Disclosure of nature and extent of risks arising from financial instruments
Derivative financial instruments were used to manage foreign currency risk as follows:

	2021					2020
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	63	—	94	—	157	18	—	55	—	73
Financial investments	1,215	—	1,127	—	2,342	813	—	1,185	—	1,998
Borrowings	(12,210)	(5,351)	(12,660)	(999)	(31,220)	(12,407)	(4,150)	(13,217)	(1,020)	(30,794)
Pre-derivative position	(10,932)	(5,351)	(11,439)	(999)	(28,721)	(11,576)	(4,150)	(11,977)	(1,020)	(28,723)
Derivative effect	(826)	5,459	(5,494)	1,036	175	(1,169)	4,341	(4,214)	1,175	133
Net debt position	(11,758)	108	(16,933)	37	(28,546)	(12,745)	191	(16,191)	155	(28,590)
The currency exposure on other financial instruments is as follows:

	2021					2020
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	282	—	1,387	—	1,669	306	—	1,403	—	1,709
Trade and other payables	(1,207)	—	(1,878)	—	(3,085)	(1,177)	—	(2,002)	—	(3,179)
Other non-current liabilities	(77)	—	(288)	—	(365)	(85)	—	(277)	—	(362)
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1E. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2021		2020
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre-tax)¹:
UK discount rate change of 0.5%²	4	952	6	877
US discount rate change of 0.5%²	17	730	10	514
UK RPI rate change of 0.5%³	3	723	4	670
UK long-term rate of increase in salaries change of 0.5%	1	42	1	39
US long-term rate of increase in salaries change of 0.5%	3	42	2	47
UK change of one year to life expectancy at age 65[4]	1	612	1	545
US change of one year to life expectancy at age 65	4	429	4	456
Assumed US healthcare cost trend rates change of 1%	26	437	31	507

Environmental provision:
10% change in estimated future cash flows	170	170	210	210
1.    The changes shown are a change in the annual pension or other post-retirement benefit service charge and change in the defined benefit obligations.
2.    A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £257 million (2020: £205 million) net assets offset from the buy-in policies, where the accounting value of the buy-in asset is set equal to the associated liabilities.
3.    The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions. The buy-in policies would have a £190 million (2020: £152 million) net assets offset to the above.
4.    In the UK, the buy-in policies and the longevity swap entered into, would have a £183 million (2020: £223 million) net assets offset to the above.

	2021		2020
	Income statement £m	Other equity reserves £m	Income statement £m	Other equity reserves £m
Financial risk (post-tax):
UK RPI change of 0.5%¹	25	—	27	—
UK interest rates change of 0.5%	12	98	14	47
US interest rates change of 0.5%	6	22	5	27
US dollar exchange rate change of 10%²	44	285	49	216
1.    Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).
2.    The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,425 million (2020: £1,319 million) in the opposite direction if the dollar exchange rate changed by 10%.
Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2021		2020
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Commodity price risk (post-tax):
10% increase in commodity prices	20	20	26	26
10% decrease in commodity prices	(21)	(21)	(27)	(27)

Assets and liabilities carried at fair value (post-tax):
10% fair value change in derivative financial instruments¹	14	14	12	12
10% fair value change in commodity contract derivative liabilities	6	6	9	9
1.    The effect of a 10% change in fair value assumes no hedge accounting.

Disclosure of financial instruments by type of interest rate
Net debt was managed using derivative financial instruments to hedge interest rate risk as follows:

	2021					2020
	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m	Fixed rate £m	Floating rate £m	Inflation linked £m	Other[1] £m	Total £m
Cash and cash equivalents	64	67	—	26	157	71	10	—	(8)	73
Financial investments	—	2,309	—	33	2,342	—	1,966	—	32	1,998
Borrowings	(23,163)	(1,762)	(6,295)	—	(31,220)	(20,969)	(3,085)	(6,740)	—	(30,794)
Pre-derivative position	(23,099)	614	(6,295)	59	(28,721)	(20,898)	(1,109)	(6,740)	24	(28,723)
Derivative effect	2,869	(2,511)	(183)	—	175	2,259	(1,892)	(234)	—	133
Net debt position	(20,230)	(1,897)	(6,478)	59	(28,546)	(18,639)	(3,001)	(6,974)	24	(28,590)
1.    Represents financial instruments which are not directly affected by interest rate risk, such as investments in equity or other similar financial instruments.

Disclosure of detailed information about hedging instruments
In accordance with the requirements of IFRS 7, certain additional information about hedge accounting is disaggregated by risk type and hedge designation type in the tables below:

Year ended 31 March 2021	Fair value hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency risk	Net investment hedges
	£m	£m	£m	£m
Consolidated statement of comprehensive income
Net gains/(losses) in respect of:
Cash flow hedges	—	14	(14)	—
Cost of hedging	(15)	(24)	—	50

Transferred to profit or loss in respect of:
Cash flow hedges	—	56	—	—
Cost of hedging	1	2	—	—

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	(11)	(30)	—	6

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments¹
Assets – current	—	10	2	5
Assets – non-current	187	59	1	140
Liabilities – current	—	(12)	(24)	(17)
Liabilities – non-current	(113)	(255)	(22)	—

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	Jan 2023 – Jan 2043	Sep 2021 – Nov 2040	Apr 2021 – Feb 2027	Mar 2022 – Sep 2027
Spot foreign exchange range:
GBP:USD	1.64	1.30 – 1.66	1.31 – 1.41	1.22 – 1.40
GBP:EUR	1.11 – 1.24	1.08 – 1.24	1.04 – 1.29	1.15 – 1.16
EUR:USD	1.13 – 1.17	1.13 – 1.14	n/a	n/a
Interest rate range:
GBP	LIBOR +30bps/+408bps	0.976% – 5.845%	n/a	n/a
USD	LIBOR +68bps/+115bps	2.513% – 3.864%	n/a	n/a
1.    The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.

Year ended 31 March 2020	Fair value hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency and interest rate risk	Cash flow hedges of foreign currency risk	Net investment hedges
	£m	£m	£m	£m
Consolidated statement of comprehensive income
Net losses in respect of:
Cash flow hedges	—	(143)	(17)	—
Cost of hedging	5	(7)	—	(30)

Transferred to profit or loss in respect of:
Cash flow hedges	—	14	—	—
Cost of hedging	1	(1)	—	(45)

Consolidated statement of changes in equity
Other equity reserves – cost of hedging balances	2	(8)	—	(43)

Consolidated statement of financial position
Derivatives – carrying value of hedging instruments¹
Assets – current	1	—	4	9
Assets – non-current	247	106	8	—
Liabilities – current	(1)	(105)	(8)	(82)
Liabilities – non-current	(39)	(264)	(12)	(19)

Profiles of the significant timing, price and rate information of hedging instruments
Maturity range	May 2020 – Feb 2040	Jul 2020 – Dec 2039	Apr 2020 – Dec 2024	Jun 2020 – Sep 2027
Spot foreign exchange range:
GBP:USD	1.64	1.30 – 1.66	1.24 – 1.41	1.21 – 1.49
GBP:EUR	1.19 – 1.24	1.10 – 1.24	1.04 – 1.30	1.14
EUR:USD	1.13 – 1.17	1.13 – 1.14	n/a	n/a
Interest rate range:
GBP	LIBOR +30bps/+408bps	1.331% – 5.850%	n/a	n/a
USD	LIBOR –44bps/+115bps	1.103% – 3.864%	n/a	n/a
1.    The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the derivative amounts in the table above are grossed up by hedge type, whereas they are presented net at an instrument level in the statement of financial position.
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2021		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(2,755)	121	(85)	153	(127)	26
1.    The carrying value of the hedged borrowings is £2,714 million, of which £nil is current and £2,714 million is non-current.
2.    Included within the hedging instrument notional balance is £2,679 million impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2020		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(1,751)	(31)	(95)	(42)	48	6
1.    The carrying value of the hedged borrowings was £1,883 million, of which £72 million was current and £1,811 million was non-current.
2.    Included within the hedging instrument notional balance was £1,675 million impacted by Interest Rate Benchmark Reform amendments.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2021		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(4,884)	(11)	(6)	(16)	16	—
Foreign currency risk on forecasted cash flows	(988)	(31)	3	17	(17)	—
1.    Included within the hedging instrument notional balance is £176 million impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2020		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(4,127)	(69)	(22)	142	(143)	(1)
Foreign currency risk on forecasted cash flows	(794)	8	—	17	(17)	—
1.    Included within the hedging instrument notional balance was £176 million impacted by Interest Rate Benchmark Reform amendments.
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2021		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations¹	(2,786)	183	(2,826)	(183)	183	—
1.    Included within the hedging instrument notional balance is £nil impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2020		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations¹	(3,064)	45	(2,871)	(6)	6	—
1.    Included within the hedging instrument notional balance was £nil impacted by Interest Rate Benchmark Reform amendments.

Disclosure of detailed information about hedged items
(i) Fair value hedges of foreign currency and interest rate risk on recognised borrowings:

As at 31 March 2021		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(2,755)	121	(85)	153	(127)	26
1.    The carrying value of the hedged borrowings is £2,714 million, of which £nil is current and £2,714 million is non-current.
2.    Included within the hedging instrument notional balance is £2,679 million impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2020		Balance of fair value hedge adjustments in borrowings		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings[1,2]	(1,751)	(31)	(95)	(42)	48	6
1.    The carrying value of the hedged borrowings was £1,883 million, of which £72 million was current and £1,811 million was non-current.
2.    Included within the hedging instrument notional balance was £1,675 million impacted by Interest Rate Benchmark Reform amendments.
(ii) Cash flow hedges of foreign currency and interest rate risk:

As at 31 March 2021		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(4,884)	(11)	(6)	(16)	16	—
Foreign currency risk on forecasted cash flows	(988)	(31)	3	17	(17)	—
1.    Included within the hedging instrument notional balance is £176 million impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2020		Balance in cash flow hedge reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Foreign currency and interest rate risk on borrowings¹	(4,127)	(69)	(22)	142	(143)	(1)
Foreign currency risk on forecasted cash flows	(794)	8	—	17	(17)	—
1.    Included within the hedging instrument notional balance was £176 million impacted by Interest Rate Benchmark Reform amendments.
(iii) Net investment hedges of foreign currency risk:

As at 31 March 2021		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations¹	(2,786)	183	(2,826)	(183)	183	—
1.    Included within the hedging instrument notional balance is £nil impacted by Interest Rate Benchmark Reform amendments.

As at 31 March 2020		Balance in translation reserve		Change in value used for calculating ineffectiveness
	Hedging instrument notional	Continuing hedges	Discontinued hedges	Hedged item	Hedging instrument	Hedge ineffectiveness
Hedge type	£m	£m	£m	£m	£m	£m
Currency risk on foreign operations¹	(3,064)	45	(2,871)	(6)	6	—
1.    Included within the hedging instrument notional balance was £nil impacted by Interest Rate Benchmark Reform amendments.

Disclosure of fair value measurement of assets

	2021				2020
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	1,768	—	240	2,008	1,278	—	108	1,386
Investments held at FVOCI	99	416	—	515	83	352	—	435
Investments in associates	—	—	—	—	—	—	103	103
Financing derivatives	—	942	—	942	—	1,257	10	1,267
Commodity contract derivatives	—	12	45	57	—	9	66	75
	1,867	1,370	285	3,522	1,361	1,618	287	3,266
Liabilities
Financing derivatives	—	(584)	(183)	(767)	—	(889)	(245)	(1,134)
Commodity contract derivatives	—	(75)	(57)	(132)	—	(136)	(64)	(200)
Liabilities held at fair value	(682)	—	—	(682)	(741)	—	—	(741)
Contingent consideration[1]	—	—	(57)	(57)	—	—	(74)	(74)
	(682)	(659)	(297)	(1,638)	(741)	(1,025)	(383)	(2,149)
	1,185	711	(12)	1,884	620	593	(96)	1,117
1.    Contingent consideration relates to the acquisition of National Grid Renewables (see note 38).
The changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(235)	(214)	2	1	137	152	(96)	(61)
Net gains/(losses) for the year[1,2]	51	(20)	(16)	6	(2)	26	33	12
Purchases	—	—	(1)	26	32	51	31	77
Acquisition of National Grid Renewables	—	—	—	—	—	(74)	—	(74)
Settlements	1	(1)	(1)	(31)	16	(18)	16	(50)
Reclassification to held for sale (note 10)	—	—	4	—	—	—	4	—
At 31 March	(183)	(235)	(12)	2	183	137	(12)	(96)
1.    Gain of £51 million (2020: £20 million loss) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the income statement.
2.    Loss of £46 million (2020: £17 million loss) is attributable to commodity contract derivative financial instruments held at the end of the reporting period.
3.    Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss as well as the contingent consideration arising from the acquisition of National Grid Renewables (see note 38).

Disclosure of fair value measurement of liabilities

	2021				2020
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at FVTPL	1,768	—	240	2,008	1,278	—	108	1,386
Investments held at FVOCI	99	416	—	515	83	352	—	435
Investments in associates	—	—	—	—	—	—	103	103
Financing derivatives	—	942	—	942	—	1,257	10	1,267
Commodity contract derivatives	—	12	45	57	—	9	66	75
	1,867	1,370	285	3,522	1,361	1,618	287	3,266
Liabilities
Financing derivatives	—	(584)	(183)	(767)	—	(889)	(245)	(1,134)
Commodity contract derivatives	—	(75)	(57)	(132)	—	(136)	(64)	(200)
Liabilities held at fair value	(682)	—	—	(682)	(741)	—	—	(741)
Contingent consideration[1]	—	—	(57)	(57)	—	—	(74)	(74)
	(682)	(659)	(297)	(1,638)	(741)	(1,025)	(383)	(2,149)
	1,185	711	(12)	1,884	620	593	(96)	1,117
1.    Contingent consideration relates to the acquisition of National Grid Renewables (see note 38).
The changes in value of our Level 3 financial instruments are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]		Total
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(235)	(214)	2	1	137	152	(96)	(61)
Net gains/(losses) for the year[1,2]	51	(20)	(16)	6	(2)	26	33	12
Purchases	—	—	(1)	26	32	51	31	77
Acquisition of National Grid Renewables	—	—	—	—	—	(74)	—	(74)
Settlements	1	(1)	(1)	(31)	16	(18)	16	(50)
Reclassification to held for sale (note 10)	—	—	4	—	—	—	4	—
At 31 March	(183)	(235)	(12)	2	183	137	(12)	(96)
1.    Gain of £51 million (2020: £20 million loss) is attributable to derivative financial instruments held at the end of the reporting period and has been recognised in finance costs in the income statement.
2.    Loss of £46 million (2020: £17 million loss) is attributable to commodity contract derivative financial instruments held at the end of the reporting period.
3.    Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss as well as the contingent consideration arising from the acquisition of National Grid Renewables (see note 38).

Sensitivity analysis for types of market risk
The impacts on a post-tax basis of reasonably possible changes in significant Level 3 assumptions are as follows:

	Financing derivatives		Commodity contract derivatives		Other[3]
	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices¹	—	—	3	2	—	—
10% decrease in commodity prices¹	—	—	(1)	—	—	—
+10% market area price change	—	—	(4)	(4)	—	—
-10% market area price change	—	—	7	4	—	—
+20 basis points change in Limited Price Inflation (LPI) market curve²	(83)	(95)	—	—	—	—
-20 basis points change in LPI market curve²	83	90	—	—	—	—
+50 basis points change in discount rate	—	—	—	—	(5)	(3)
-50 basis points change in discount rate	—	—	—	—	5	4
1.    Level 3 commodity price sensitivity is included within the sensitivity analysis disclosed in note 35.
2.    A reasonably possible change in assumption of other Level 3 derivative financial instruments is unlikely to result in a material change in fair values.
3.    The investments acquired in the period were on market terms, and sensitivity is considered insignificant at 31 March 2021.